OTHER INCOME (Tables)	12 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Interest income	635	4,000	2,753
Fixed deposit interest	114,437	146,653	23,077
Gain in foreign exchange	386,139	-	-
Forfeited customer advances	-	-	226,065
	501,211	150,653	251,895